Equity (Details) - USD ($)				12 Months Ended
	Dec. 23, 2023	Apr. 30, 2023	Mar. 15, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Dec. 09, 2024	May 24, 2024	Feb. 29, 2024	Jan. 11, 2024	Jan. 09, 2024	Jan. 05, 2024	Dec. 01, 2023	Jun. 12, 2023	Nov. 28, 2022	Jun. 30, 2022
Warrants price per share (in Dollars per share)	$ 1
Weighted average exercise price term	5 years
Fair value of the warrants granted (in Dollars)					$ 411,403
Ordinary shares																3,300,000
Ordinary shares par value (in Dollars per share)															$ 0.0001	$ 0.0001
Repurchase of treasury shares (in Dollars)		$ 79,758	$ 329,582
Consideration transaction costs (in Dollars)		$ 82,127	$ 353,816	$ 435,943	435,943
Top of Range [Member]
Boards of directors percentage				50.00%
Bottom of Range [Member]
Boards of directors percentage				10.00%
Private placement [Member]
Share capital issued				1,650,000			1,125,000	1,125,000	300,000	800,000	600,000	600,000	1,125,000	1,125,000
Share Award Plan [Member]
Share option expense (in Dollars)					$ 753,685	$ 1,573,500
Share Purchase Warrants [Member] | Hermitage Management Limited [Member]
Purchase of warrants issued	300,000